Capital Leases - Future Minimum Lease Payments	9 Months Ended
Sep. 30, 2011
Capital Leases ? Future Minimum Lease Payments
Capital Leases ? Future Minimum Lease Payments

Note 8 - Capital Leases - Future Minimum Lease Payments

The Company leases certain vehicles under agreements that are classified as capital leases. The cost of equipment under capital leases is included in the property and equipment and was $149,400 and $144,818 as of September 30, 2011 and December 31, 2010, respectively. Accumulated amortization of the leased vehicles as of September 30, 2011 and 2010 was $93,884 and $124,121, respectively. Amortization of assets under capital leases is included in depreciation expense.

The future minimum lease payments required under the capital leases and the present values of the net minimum lease payments as of September 30, 2011 are as follows:

Year Ending December 31,	Amount
2011	$7,450
2012	20,654
2013	11,552
2014	4,747
2015	4,747
Thereafter	25,401
Total minimum lease payments	$74,551

Less: Current maturities of capital lease obligations	(21,308)
Long-term capital lease obligations	$53,243